UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F


                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bowman Technology, L.P.
Address:  1875 South Grant Street, Suite 600
          San Mateo, California 94402

13F File Number: 028-10599

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mei C. Chang
Title:    Controller
Phone:    650-287-2200

Signature, Place, and Date of Signing:

          Mei C. Chang   San Mateo, California     November 12, 2004

Report Type (Check only One.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

                         Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:    103,166
                                        (thousands)

List of Other Included Managers:                 0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


				Bowman Technology, L.P.
			      FORM 13F INFORMATION TABLE
				  September 30, 2004

												       Voting Authority
			   				VALUE    Shares/ Sh/  Put/  Invstmt  Other   --------------------
Name of Issuer		     Title of Class  CUSIP     (x$1000)  PrnAmt  Prn  Call  Dscretn Managers  Sole   Shared  None
--------------		     --------------  -----     --------  ------- ---  ---- -------  -------- ------  ------  ----
AMAZON.COM INC		     COM	     023135106	 5,720 	 140,000 SH 	    SOLE 	      140,000
ASK JEEVES INC		     COM	     045174109	 2,290 	  70,000 SH 	    SOLE 	       70,000
CITRIX SYSTEMS INC	     COM	     177376100	 3,942 	 225,000 SH 	    SOLE 	      225,000
EMC CORP		     COM	     268648102	 8,078 	 700,000 SH 	    SOLE 	      700,000
HUTCHINSON TECH		     COM	     448407106	 6,616 	 247,500 SH 	    SOLE 	      247,500
JUNIPER NETWORKS INC	     COM	     48203R104	 7,552 	 320,000 SH 	    SOLE 	      320,000
MAXIM INTEGRATED PRODUCTS    PUT	     57772K951	10,150   240,000 SH   PUT   SOLE 	      240,000
MAXTOR CORP		     COM	     577729205	 2,600 	 500,000 SH 	    SOLE 	      500,000
MOTOROLA INC		     COM	     620076109	 6,314 	 350,000 SH 	    SOLE 	      350,000
NETFLIX INC		     COM	     64110L106	 1,542 	 100,000 SH 	    SOLE 	      100,000
NETGEAR INC		     COM	     64111Q104	 3,055 	 250,000 SH 	    SOLE 	      250,000
PALMONE INC		     PUT	     69713P957	 6,849 	 225,000 SH   PUT   SOLE 	      225,000
SALESFORCE.COM INC	     COM	     79466L302	 1,250 	  80,000 SH 	    SOLE 	       80,000
SANDISK CORP		     COM	     80004C101	 5,824 	 200,000 SH 	    SOLE 	      200,000
SEAGATE TECHNOLOGY HOLDINGS  SHS	     G7945J104	 5,408 	 400,000 SH 	    SOLE 	      400,000
SEMICONDUCTOR HOLDRs TRUST   DEP RCPT	     816636203	 4,536 	 150,000 SH 	    SOLE 	      150,000
SUN MICROSYSTEMS INC	     COM	     866810104	 1,616 	 400,000 SH 	    SOLE 	      400,000
SYMANTEC CORP		     COM	     871503108	 3,759 	  68,500 SH 	    SOLE 	       68,500
SYMANTEC CORP		     CALL	     871503908	 6,586 	 120,000 SH   CALL  SOLE
TIMKEN CO		     COM	     887389104	 1,723 	  70,000 SH 	    SOLE 	       70,000
WESTERN DIGITAL CORP	     COM	     958102105	 3,516 	 400,000 SH 	    SOLE 	      400,000
YAHOO! INC		     COM	     984332106	 4,239 	 125,000 SH 	    SOLE 	      125,000


Value Total			                       103,166